SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trust (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Loan receivables	$ 76,365,374	$ 28,696,234
TOTAL ASSETS	173,255,842	163,889,852
Revenue	61,330,504	107,257,841	$ 22,920,543
Net loss	5,532,581	65,481,973	8,570,864
Net cash provided by operating activities	(1,731,075)	87,723,007	8,189,744
Net cash used in investing activity	(68,106,557)	(27,623,791)	(287,765)
Net cash used in financing activity	$ (29,377)	$ 47,516,258	$ 4,288,646
Consolidated revenue contributed by the VIEs and consolidated trust (as a percentage)	99.70%	100.00%	100.00%
Consolidated assets contributed by the VIEs and consolidated trust (as a percentage)	59.80%	100.00%
Consolidated liabilities contributed by the VIEs and consolidated trust (as a percentage)	59.80%	100.00%
Trust 1
Consolidated Trust
Initial term of loan (in years)	5 years
Current Assets:
Cash	$ 2,885,106
Other receivables	29,801
Loan receivables	64,103	$ 0
TOTAL ASSETS	2,979,010
Revenue	224
Net loss	(1,084)
Net cash provided by operating activities	2,949,209
Net cash used in investing activity	$ (64,103)